INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Unrecognized Tax Benefits, Ending Balance	$ 0	$ 0
Domestic Tax Authority [Member]
Operating Loss Carryforwards, Total	1,847,000
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	104,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards, Total	468,000
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	$ 214,000